LEASES (Schedule of Operating Cash Flows) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating lease right-of-use assets	$ 2,746	$ 2,477
Current operating lease liabilities	1,033	904
Non-current operating lease liabilities	1,697	1,535
Total operating lease liabilities	$ 2,730	$ 2,439
ISRAEL
Operating Leases
Weighted Average Remaining Lease Term	5 years	2 years
Weighted Average discount rate percentage	5.00%	4.50%
UNITED STATES
Operating Leases
Weighted Average Remaining Lease Term	3 years	4 years
Weighted Average discount rate percentage	4.84%	4.84%